Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	£ 211,156	£ 207,498
Loans and advances to banks	2,637	2,583
Reverse repurchase agreements - non trading	23,901	23,636
- Deposits by customers	186,797	179,006
- Deposits by banks	17,995	14,359
Repurchase agreements–non trading	20,786	18,286
- Debt securities in issue	50,252	50,171
Subordinated liabilities	3,257	3,528
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	242,573	240,773
Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	279,087	265,350
Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by customers	186,797	179,006
Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by banks	17,995	14,359
Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	20,786	18,286
Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Debt securities in issue	50,252	50,171
Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,257	3,528
Loans and Advances to Customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	211,156	207,498
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,637	2,583
Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,901	23,636
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	4,879	7,056
Fair Value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	246,943	245,329
Fair Value | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	280,881	267,753
Fair Value | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by customers	186,961	179,136
Fair Value | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by banks	18,006	14,369
Fair Value | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	20,773	18,292
Fair Value | Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Debt securities in issue	51,434	51,736
Fair Value | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,707	4,220
Fair Value | Loans and Advances to Customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	215,327	212,007
Fair Value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,631	2,578
Fair Value | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,921	23,634
Fair Value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 5,064	£ 7,110